Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2024
Auditor's remuneration [abstract]
Summary of Principal Accountant Fees and Services

The following table sets forth, for each of the years indicated, the fees billed by the Company’s independent public accountants and the proportion of each of the fees out of the total amount billed by the accountants.

	2024	2023	2022
	(EUR’000)
Principal accountant fees and services
Audit fees	811	739	814
Audit-related fees	147	—	—
Tax fees	91	122	138
Total principal accountant fees and services	1,049	861	952